Summary of Significant Principal Accounting Policies (Schedule of Consolidated Balances and Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalent	¥ 2,149,531		¥ 2,144,020	¥ 4,606,545	$ 302,755
Accounts receivable, net	2,184,729		2,292,678		307,712
Inventories	1,045,116		942,997		147,202
Advance to suppliers	311,111		372,612		43,819
Amounts due from related parties	86,661		93,270		12,206
Prepayments and other current assets	590,350		554,415		83,149
Property and equipment, net	851,151		694,446		119,882
Intangible assets, net	306,420		310,724		43,158
TOTAL ASSETS	10,474,476		10,122,470		1,475,299
Accounts payable	563,562		474,732		79,376
Other current liabilities	32,118		30,434		4,524
Income tax payables	18,768		46,828		2,643
Accrued expenses and other current liabilities	1,188,179		1,025,540		167,350
Total liabilities	4,622,740		4,446,132		$ 651,097
Net revenues	8,812,013	$ 1,241,146	8,400,631	9,396,256
Operating expenses	9,018,393	1,270,214	8,367,344	9,389,235
Net loss	(222,776)	(31,377)	(610,374)	(205,963)
Net cash provided by operating activities	448,255	63,135	382,605	(96,107)
Net cash used in investing activities	(340,372)	(47,939)	(1,306,661)	375,820
Net cash used in financing activities	(8,033)	$ (1,132)	(1,650,402)	749,953
Related Party
Variable Interest Entity [Line Items]
Net revenues	113,288		133,758	95,821
VIE
Variable Interest Entity [Line Items]
Cash and cash equivalent	76,866		44,076
Accounts receivable, net	179,983		220,229
Inventories	106		160
Advance to suppliers	4,079		2,041
Amounts due from related parties	5		3
Prepayments and other current assets	2,923		1,632
Property and equipment, net	1,365		1,495
Intangible assets, net	19,076		38,126
TOTAL ASSETS	284,403		307,762
Accounts payable	3,916		19,469
Income tax payables	3,300		959
Accrued expenses and other current liabilities	36,844		81,374
Total liabilities	44,063		117,529
Net revenues	548,439		572,360	748,214
Net loss	431,026		433,204	575,519
Net cash provided by operating activities	530,391		183,899	750,309
Net cash used in investing activities	(2,504)		(4,053)	¥ (10,246)
VIE | Related Party
Variable Interest Entity [Line Items]
Other current liabilities	¥ 3		¥ 15,727